Columbia Variable Portfolio – U.S. Government Mortgage Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	1,530,853	1,541,710
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/20/2031	7.279%	4,125,000	4,124,987
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.276%	2,750,000	2,724,672
Series 2013-4A Class BRR
3-month Term SOFR + 1.682% Floor 1.420% 01/15/2031	6.996%	6,500,000	6,490,731
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	671,299	670,563
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162% Floor 1.900% 10/21/2030	7.479%	8,000,000	7,997,040
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	833,317	833,902
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month Term SOFR + 2.012% 10/30/2030	7.329%	3,000,000	3,000,459
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	1,682,349	1,700,403
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	1,999,735	1,948,692
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.326%	5,250,000	5,215,492
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.976%	3,750,000	3,739,215
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	7.310%	5,000,000	4,982,380
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	1,125,335	1,133,761
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	267,734	261,624
Upstart Securitization Trust(a)
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	1,773,921	1,745,827
Total Asset-Backed Securities — Non-Agency (Cost $48,025,401)			48,111,458

Commercial Mortgage-Backed Securities - Agency 4.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,215,947
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,963,001	3,724,961
Federal National Mortgage Association(c)
Series 2018-M7 Class A2
03/25/2028	3.032%	22,643,996	21,336,058
FRESB Mortgage Trust(c)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	2,908,719	2,726,284
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.835%	6,587,942	336,958
Series 2019-118 Class IO
06/16/2061	0.811%	9,538,599	489,182
Series 2019-131 Class IO
07/16/2061	0.802%	12,699,702	697,494
Series 2019-134 Class IO
08/16/2061	0.652%	8,498,584	361,795
Series 2019-139 Class IO
11/16/2061	0.671%	9,038,084	390,667
Series 2020-19 Class IO
12/16/2061	0.718%	8,734,311	428,508

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3 Class IO
02/16/2062	0.615%	9,704,515	404,404
Total Commercial Mortgage-Backed Securities - Agency (Cost $42,871,891)			35,112,258

Commercial Mortgage-Backed Securities - Non-Agency 4.5%

Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.240%	3,500,000	3,430,207
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	2,147,711
Hilton USA Trust(a),(c)
Subordinated Series 2016-HHV Class F
11/05/2038	4.194%	4,500,000	4,143,741
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	99,996
Hilton USA Trust(a),(e)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	2,000,000	59,769
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,652,955	7,902,872
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	2,917,500	2,575,663
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	3,864,083
Series 2020-SFR3 Class B
10/17/2027	1.495%	3,000,000	2,808,401
Series 2022-SFR1 Class A
02/17/2041	2.709%	4,979,591	4,454,082
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.590%	5,000,000	4,859,253
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	7.147%	3,000,000	2,569,685
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $45,506,325)			38,915,463

Residential Mortgage-Backed Securities - Agency 105.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	9,336,203	8,264,500
Fannie Mae REMICS(b),(d)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	0.765%	11,647,690	1,302,617
Federal Home Loan Mortgage Corp.
08/01/2035- 08/01/2051	2.000%	32,594,049	27,374,315
06/01/2039- 06/01/2053	5.000%	9,077,055	8,894,477
08/01/2041- 05/01/2053	4.500%	14,388,242	13,798,088
10/01/2041- 12/01/2052	4.000%	32,480,248	30,599,137
07/01/2042- 04/01/2047	3.500%	28,106,626	25,875,348
11/01/2042- 08/01/2052	3.000%	56,258,188	49,326,763
02/01/2051- 03/01/2052	2.500%	39,225,508	32,833,256
07/01/2053	5.500%	7,698,134	7,673,597
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.621% Cap 11.183% 01/01/2037	5.870%	20,330	20,710
12-month Term SOFR + 1.910% Cap 10.449% 09/01/2037	6.003%	51,319	52,502
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	0.517%	3,054,818	268,188
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	0.517%	6,440,264	563,439
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	0.467%	2,120,583	231,339
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	0.517%	4,956,789	579,904
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	0.415%	2,923,670	287,140
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.645%	6,095,216	827,542
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.615%	7,588,844	1,060,838
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.537%	1,764,369	149,256
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	0.567%	737,373	64,451
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	1,871,120	308,002
CMO Series 267
08/15/2042	4.000%	1,455,633	242,356
CMO Series 4139 Class CI
05/15/2042	3.500%	916,640	72,122
CMO Series 4147 Class CI
01/15/2041	3.500%	703,613	18,057
CMO Series 4177 Class IY
03/15/2043	4.000%	3,622,759	546,287
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	0.000%	1,289,027	99,025
Federal Home Loan Mortgage Corp. REMICS
CMO Series 204378 Class ZB
08/15/2044	3.000%	6,663,062	5,882,571
CMO Series 204763 Class ZW
08/15/2047	4.000%	6,374,888	5,936,202
Federal Home Loan Mortgage Corp. REMICS(b),(d)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	0.665%	14,821,400	1,572,459
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.567%	19,813,891	1,933,574
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 5105 Class ID
05/25/2051	3.000%	9,680,857	1,789,560
Federal National Mortgage Association
03/01/2027- 01/01/2052	2.500%	85,351,451	73,063,179
03/01/2027- 05/01/2052	3.500%	59,264,571	54,388,206
05/01/2027- 11/01/2050	3.000%	67,175,135	59,366,442
06/01/2036- 05/01/2051	2.000%	49,044,697	40,271,580
12/01/2037- 09/01/2053	5.000%	16,057,482	15,814,299
05/01/2039- 08/01/2047	4.500%	2,882,074	2,814,917
11/01/2043- 08/01/2052	4.000%	39,030,063	36,794,439
CMO Series 2017-72 Class B
09/25/2047	3.000%	2,267,840	2,042,623
Federal National Mortgage Association(b)
6-month Term SOFR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	5.758%	7,359	7,303
12-month Term SOFR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	6.069%	944	958
12-month Term SOFR + 1.585% Floor 1.585%, Cap 9.153% 06/01/2034	5.335%	11,527	11,441
Federal National Mortgage Association(f)
12/01/2050	2.000%	23,223,472	18,499,521
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	6.720%	551	554
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,369,094	14
Federal National Mortgage Association(d)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	614,264	22,145
CMO Series 2012-133 Class EI
07/25/2031	3.500%	24,849	57
CMO Series 2012-144 Class HI
07/25/2042	3.500%	846,688	78,955
CMO Series 2012-40 Class IP
09/25/2040	4.000%	1,773,398	93,953

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	881,596	127,563
CMO Series 2013-10 Class AI
11/25/2041	3.500%	2,640,849	135,244
CMO Series 2013-16
01/25/2040	3.500%	422,833	7,913
CMO Series 2020-55 Class MI
08/25/2050	2.500%	10,491,051	1,719,057
CMO Series 2021-3 Class TI
02/25/2051	2.500%	37,674,680	6,328,416
Federal National Mortgage Association(b),(d)
CMO Series 2012-99 Class SL
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 09/25/2042	1.185%	3,676,216	584,720
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.715%	2,154,132	251,961
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	0.415%	2,976,828	373,402
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	0.565%	7,666,267	907,720
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	0.565%	5,414,928	564,965
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.715%	5,778,260	699,377
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	13,208,882	434,610
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	0.715%	3,050,479	353,483
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.615%	8,932,148	898,976
CMO Series 2019-34 Class SM
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.615%	7,591,443	1,008,185
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	0.645%	8,778,338	1,238,141
Federal National Mortgage Association REMICS(b),(d)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	0.715%	7,465,537	879,365
Federal National Mortgage Association REMICS
CMO Series 2016-23 Class Z
04/25/2046	3.500%	5,363,105	4,865,179
Federal National Mortgage Association REMICS(d)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	6,748,647	1,248,654
CMO Series 2021-54 Class LI
04/25/2049	2.500%	10,389,376	1,433,363
Freddie Mac REMICS
CMO Series 4633 Class ZM
11/15/2046	3.000%	3,870,671	3,369,568
CMO Series 5104 Class LH
06/25/2049	2.000%	2,960,442	2,425,911
Freddie Mac REMICS(d)
CMO Series 5177 Class PI
12/25/2051	2.500%	12,374,402	1,439,780
Freddie Mac REMICS(b),(d)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	0.617%	12,800,585	1,302,559
Government National Mortgage Association
08/20/2040	5.000%	1,586,187	1,594,841
07/20/2041	4.500%	2,125,069	2,094,019
04/20/2051- 05/20/2051	2.500%	21,364,090	17,663,999
08/20/2052	4.000%	8,424,389	7,850,570
Government National Mortgage Association(f)
04/20/2048	4.500%	3,719,767	3,623,459
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,326,176	185,529
CMO Series 2014-131 Class EI
09/16/2039	4.000%	1,832,706	137,649
CMO Series 2020-104 Class IY
07/20/2050	3.000%	9,085,609	1,439,031
CMO Series 2020-138 Class IN
09/20/2050	2.500%	6,180,676	845,884
CMO Series 2020-138 Class JI
09/20/2050	2.500%	15,922,748	2,140,038
CMO Series 2020-142 Class GI
09/20/2050	3.000%	3,435,848	539,939
CMO Series 2020-191 Class UC
12/20/2050	4.000%	10,421,664	2,113,382
CMO Series 2021-1 Class IB
01/20/2051	2.500%	10,437,800	1,441,399
CMO Series 2021-1 Class QI
01/20/2051	2.500%	12,187,992	1,695,874
CMO Series 2021-122 Class HI
11/20/2050	2.500%	8,373,388	1,063,605
CMO Series 2021-142 Class IX
08/20/2051	2.500%	11,739,377	1,614,853
CMO Series 2021-146 Class IK
08/20/2051	3.500%	10,260,288	1,898,028
CMO Series 2021-158 Class VI
09/20/2051	3.000%	8,605,464	1,369,117
CMO Series 2021-159 Class IP
09/20/2051	3.000%	6,498,504	1,031,663
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	10,991,997	1,790,948
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	13,039,432	1,792,694
CMO Series 2021-27 Class IN
02/20/2051	2.500%	6,981,687	959,964
CMO Series 2021-67 Class GI
04/20/2051	3.000%	10,348,899	1,674,789
CMO Series 2021-8 Class BI
01/20/2051	2.500%	11,267,408	1,647,103
CMO Series 2021-8 Class IO
01/20/2051	3.000%	18,710,259	2,987,877
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	0.759%	1,863,070	227,595
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.757%	2,892,683	284,536
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.757%	2,095,540	210,879
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.757%	2,567,764	227,924
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.707%	4,500,330	413,094
CMO Series 2018-147 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.757%	5,447,111	543,496
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.707%	3,671,680	354,170
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	0.757%	3,370,494	397,354
CMO Series 2018-36 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	0.757%	17,143,675	1,963,571
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	0.757%	1,780,832	171,379
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.757%	2,579,005	243,040

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.757%	3,432,150	401,380
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.757%	2,930,663	257,163
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	0.657%	7,598,025	866,280
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.607%	3,233,219	380,169
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	0.657%	6,023,659	567,689
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	0.609%	7,562,329	1,109,258
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	0.657%	14,815,602	1,543,232
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.757%	6,294,564	678,935
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	0.807%	7,795,398	891,566
CMO Series 2020-133 Class SK
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	0.857%	14,022,373	1,722,968
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.607%	7,564,133	672,035
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	0.657%	6,757,405	827,981
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.857%	12,815,978	1,551,097
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	71,878,798	155,560
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.857%	12,915,120	1,468,458
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	0.651%	13,267,921	1,149,587
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	0.661%	12,261,465	1,023,521
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	0.731%	20,428,559	1,773,213
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	0.607%	14,515,551	1,343,468
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	1.531%	17,035,595	1,615,874
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.607%	18,666,728	1,759,839
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.607%	20,750,790	2,065,009
CMO Series 2023-115 Class SB
-1.0 x 30-day Average SOFR + 5.820% Cap 5.820% 08/20/2053	0.501%	9,930,320	324,134
CMO Series 2023-115 Class SG
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 08/20/2053	0.381%	22,577,498	976,863
CMO Series 2023-133 Class HS
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.181%	33,335,197	1,542,670
CMO Series 2023-140 Class LS
-1.0 x 30-day Average SOFR + 6.450% Cap 6.450% 09/20/2053	1.131%	15,130,651	769,981
CMO Series 2023-140 Class SJ
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.181%	10,214,350	578,119
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.607%	13,337,630	1,389,928
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	0.831%	15,688,560	1,404,587
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.607%	14,981,649	1,511,734
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.031%	10,391,801	896,231
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	0.731%	8,676,727	592,512
Government National Mortgage Association(b)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	2.814%	1,710,656	1,571,139
Government National Mortgage Association TBA(g)
04/18/2054	3.000%	17,000,000	14,990,152
04/18/2054	4.000%	10,000,000	9,356,891
04/18/2054	4.500%	40,000,000	38,433,153
Uniform Mortgage-Backed Security TBA(g)
04/11/2054	2.000%	25,000,000	19,774,695
04/11/2054	3.000%	10,000,000	8,602,111
04/11/2054	3.500%	58,256,536	52,132,455
04/11/2054	4.000%	26,000,000	24,076,042
04/11/2054	4.500%	23,000,000	21,901,115
04/11/2054	5.000%	32,000,000	31,221,222
04/11/2054	5.500%	7,000,000	6,965,254
04/11/2054	6.000%	25,000,000	25,227,599
Total Residential Mortgage-Backed Securities - Agency (Cost $1,018,911,799)			918,612,481

Residential Mortgage-Backed Securities - Non-Agency 5.2%

Arroyo Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	1,740,000	1,475,340
Bellemeade Re Ltd.(a),(b)
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	7.071%	1,990,876	1,991,194
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,069,517	2,787,818
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,389,481	3,134,660
CMO Series 2023-3 Class A1
07/25/2058	7.100%	4,202,785	4,217,391
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.466%	660,260	646,164

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	1,796,982	1,711,269
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	7.220%	5,500,000	5,540,807
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	996,549	845,861
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,061,640
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(h),(i)
CMO Series 2019-CS02 Class M2
1-month Term SOFR + 0.000% 02/25/2032	4.506%	3,154,279	3,126,679
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.720%	3,500,000	3,560,752
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	759,958	701,871
GCAT Trust(a),(c)
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	2,887,194	2,608,982
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.170%	1,506,096	1,515,270
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	3,504,363	3,436,832
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.234%	8,109,219	415,616
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	1,677,288	1,630,072
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	2,200,000	2,071,723
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,387,224	1,349,802
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	1,403,767	1,392,016
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $46,021,895)			45,221,759

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(j),(k)	34,721,651	34,714,707
Total Money Market Funds (Cost $34,713,619)		34,714,707
Total Investments in Securities (Cost: $1,236,050,930)		1,120,688,126
Other Assets & Liabilities, Net		(249,551,787)
Net Assets		871,136,339
At March 31, 2024, securities and/or cash totaling $5,726,838 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,175	06/2024	USD	125,743,359	332,928	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(153)	06/2024	USD	(18,426,938)	—	(207,126)
U.S. Treasury 10-Year Note	(1,759)	06/2024	USD	(194,891,703)	—	(676,868)
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(139)	06/2024	USD	(28,423,328)	8,183	—
U.S. Treasury Ultra Bond	(26)	06/2024	USD	(3,354,000)	—	(32,762)
Total					8,183	(916,756)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	26.860	USD	1,194,410	(203,052)	398	—	(60,548)	—	(142,106)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $132,248,680, which represents 15.18% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents a security in default.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Represents a security purchased on a when-issued basis.
(h)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $3,126,679, which represents 0.36% of total net assets.

(i)	Valuation based on significant unobservable inputs.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	29,956,017	38,805,024	(34,046,307)	(27)	34,714,707	139	305,356	34,721,651
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2024 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | First Quarter Report 2024

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